SHAREHOLDERS' EQUITY (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Nov. 01, 2010 ILS	Oct. 31, 2010 ILS	Dec. 31, 2012 Incentive Share Option Plans [Member] USD ($)	Dec. 31, 2012 Incentive Share Option Plans [Member] Minimum [Member]	Dec. 31, 2012 Incentive Share Option Plans [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance									2,465,113
Ordinary shares still available for future grant							1,042,455
Vesting period for plan								2 years	4 years
Expiration period of granted options								7 years	10 years
Unrecognized compensation cost related to non-vested stock options							$ 132
Unrecognized compensation cost, recognition period							1 year 5 months 1 day
Stock repurchase program, shares repurchased		1,111,796
Reverse stock split
the Company performed a reverse stock split of the Company's ordinary shares of four (4) for one (1) (i.e., four ordinary shares, NIS 0.01 nominal value each, will be combined into one ordinary share NIS 0.04 nominal value).

Ordinary shares, shares authorized			7,500,000	7,500,000	7,500,000	300,000
Ordinary shares, par value per share			0.04	0.04	0.04	0.01